Summary of Reconciliation of Accounts Receivable, Prepaid Expenses and Other Current Assets, Container Contracts Payable and Accounts Payable and Accrued Expenses (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	[1]	$ 109,384	$ 134,225
Total prepaid expenses and other current assets	[1]	14,816	23,139
Total accounts payable and accrued expenses	[1]	23,404	27,297
Total container contracts payable		9,394	42,710
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable		96,158	110,222
Total prepaid expenses and other current assets		14,627	22,669
Total accounts payable and accrued expenses		21,451	25,174
Total container contracts payable		9,394	42,710
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable		13,226	24,003
Total prepaid expenses and other current assets		189	470
Total accounts payable and accrued expenses		$ 1,953	$ 2,123

[1]	Certain amounts for the year ended December 31, 2018 have been reclassified to report the gross amounts of accounts receivable, prepaid expenses, accounts payable and accrued expenses arising from the managed fleet instead of the net presentation (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods” and Note 1 (u) “Reclassifications and Changes in Presentation “).